Note 7 - Property, Manufacturing Facility and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, manufacturing facility and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	As of December 31,
	2011			2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	€2,686	1,559	1,127
Plant and machinery	15,464	10,392	5,072	15,553	11,352	4,201
Industrial equipment	1,739	1,134	605	1,765	1,248	517
Furniture and fixtures	830	513	317	883	571	312
Leasehold improvements	1,126	379	747	1,310	553	757
Internally Developed Software	708	249	459	750	300	450
Construction in progress	145	0	145	85	0	85
	€22,655	14,147	8,508	€23,032	15,583	7,449

As of December 31, 2010, 2011 and 2012, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease arrangements. The related accumulated depreciation at December 31, 2010, 2011 and 2012 was €184, €230 and €276 respectively.